Investment in Master Trust - Summarized Financial Information (Details) - EBP 003 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Total Assets	$ 1,634,465	$ 1,540,902
LIABILITIES
Total Liabilities	271	486
Net Assets Available for Benefits	$ 1,634,194	$ 1,540,416
Plan’s Percentage of Investment in the Master Trust’s Net Assets	50.00%	51.00%
EBP, Nonconsolidated, Master Trust
ASSETS
Accrued income	$ 319	$ 296
Due from brokers for securities sold	0	31
Investments, at fair value:	2,922,588	2,673,931
Stable value fund, at contract value:	309,923	331,455
Total Assets	3,232,830	3,005,713
LIABILITIES
Due to brokers for securities purchased	0	26
Total Liabilities	0	26
Net Assets Available for Benefits	3,232,830	3,005,687
EBP, Nonconsolidated, Master Trust | CSX Common Stock
ASSETS
Investments, at fair value:	884,518	852,648
EBP, Nonconsolidated, Master Trust | Mutual funds
ASSETS
Investments, at fair value:	281,508	252,656
EBP, Nonconsolidated, Master Trust | Common Collective Trusts
ASSETS
Investments, at fair value:	1,355,365	1,191,312
EBP, Nonconsolidated, Master Trust | Other Common Stock
ASSETS
Investments, at fair value:	401,197	377,315
EBP, Nonconsolidated, Plan Interest in Master Trust
ASSETS
Accrued income	197	183
Due from brokers for securities sold	0	19
Investments, at fair value:	1,413,141	1,306,319
Stable value fund, at contract value:	198,350	212,132
Total Assets	1,611,688	1,518,653
LIABILITIES
Due to brokers for securities purchased	0	18
Total Liabilities	0	18
Net Assets Available for Benefits	1,611,688	1,518,635
EBP, Nonconsolidated, Plan Interest in Master Trust | CSX Common Stock
ASSETS
Investments, at fair value:	297,865	290,752
EBP, Nonconsolidated, Plan Interest in Master Trust | Mutual funds
ASSETS
Investments, at fair value:	152,014	138,961
EBP, Nonconsolidated, Plan Interest in Master Trust | Common Collective Trusts
ASSETS
Investments, at fair value:	710,658	636,137
EBP, Nonconsolidated, Plan Interest in Master Trust | Other Common Stock
ASSETS
Investments, at fair value:	$ 252,604	$ 240,469